Finance Costs (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Finance Costs

	2019	2018	2017
	Million	Million	Million
Interest for lease liabilities	3,052	—	—
Interest on short-term deposits received (note 35(a))	187	142	21
Interest on bonds	—	—	187
Others	7	2	2

	3,246	144	210